CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2016 CNY (¥) shares
Restricted cash	¥ 1,805,693	[1]	¥ 1,218,286	[1]
Prepaid expenses and other assets	1,068,990		466,763
Loans at fair value	791,681		371,033
Held-to-maturity investments	9,944		98,917
Accounts payable	33,841	[2]	13,691	[2]
Amounts due to related parties	76,544		11,609
Liabilities from quality assurance program	2,793,948		1,471,000
Deferred revenue	222,906		164,318
Payable to investors at fair value	113,445		418,686
Accrued expenses and other liabilities	¥ 1,296,650		¥ 564,165
Ordinary shares:
Ordinary shares, authorized (in shares) | shares	500,000,000		500,000,000
Ordinary shares, issued (in shares) | shares	121,343,424		119,512,300
Ordinary shares, outstanding (in shares) | shares	121,343,424		119,512,300
Consolidated ABFE
Restricted cash	¥ 82,990		¥ 103,481
Prepaid expenses and other assets	3,535		1,056
Loans at fair value	791,681		371,033
Held-to-maturity investments	9,944		4,896
Accounts payable	380		147
Payable to investors at fair value	113,445		418,686
Accrued expenses and other liabilities	7,131		2,895
VIE Companies
Accounts payable	33,444		13,544
Amounts due to related parties	53,149		6,907
Liabilities from quality assurance program	2,775,949		1,471,000
Deferred revenue	222,906		164,318
Accrued expenses and other liabilities	¥ 1,063,631		¥ 507,890

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, Huijin No. 28 Single Capital Trust E2, CreditEase Wealth Consumer Credit Investment Fund, Bohai Trust • Zhong Yi Property Trust No.1, Huijin No. 28 Single Capital Trust E3 and Bohai Trust • Yirendai Single Capital Trust, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng Technology Development (Beijing) Co., Ltd. and Yiren Financial Information Services (Beijing) Co., Ltd., see Note 2.